Financial and capital management - Capital Management (Details)			12 Months Ended
	Feb. 06, 2025 $ / shares	Feb. 07, 2024 $ / shares	Dec. 31, 2024	Dec. 31, 2023	Feb. 06, 2024 $ / shares
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio			3.81	3.48
Target adjusted EBITDA to net debt leverage ratio			3.0
Exceeded limit in internal net debt leverage ratio			0.81	0.98
Dividends paid, ordinary shares per share (in cad per share)					$ 3.87
Percentage of preferred shares included in debt leverage calculation			50.00%
Dividend Approval
Disclosure of objectives, policies and processes for managing capital [line items]
Approved increase in annual dividend		3.10%
Dividends paid, ordinary shares per share (in cad per share)		$ 3.99
Major ordinary share transactions | Quarterly
Disclosure of objectives, policies and processes for managing capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 0.9975
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Target adjusted EBITDA to net debt leverage ratio				2.0
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Target adjusted EBITDA to net debt leverage ratio				2.5